Goodwill (Tables)	12 Months Ended
Feb. 28, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for the years ended February 28, 2022 and 2023 consisted of the following:

	As of
	February 28, 2022	February 28, 2023
	RMB	RMB	USD
Balance at beginning of the year	36,967	—	—
Goodwill acquired during the year (Note 3)	5,340	—	—
Impairment losses	(42,307)	—	—
Balance at ending of the year	—	—	—